 March 11, 2005

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      The Prudential Discovery Premier Group Variable Contract Account
                  (File No.811-09799)

                  Discovery Premier Group Retirement Annuity
                  (File No. 333-95637)
Dear Commissioners:

On behalf of Prudential Insurance Company of America and Prudential Discovery Premier Group Variable Contract Account (the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2004 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios: AIM V.I. Dynamics Fund , AIM V.I. Government Securities Fund, AIM V.I. International Growth Fund, AIM V.I. Premier Equity Fund, AllianceBernstein Growth and Income Portfolio, AllianceBernstein Premier Growth Portfolio, AllianceBernstein Small Cap Growth Portfolio, American Century VP Income & Growth, Davis Value Portfolio, Dreyfus Socially Responsible Growth Fund, Franklin Small-Mid Cap Growth Securities Fund, Templeton Foreign Securities Fund, Janus Mid Cap Growth, Janus Growth and Income Portfolio, Janus Worldwide Growth Portfolio, MFS Bond Series, MFS Emerging Growth Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Total Return Series, Credit Suisse Mid-Cap Growth Portfolio, The Prudential Series Fund, Inc.: Conservative Balanced, Diversified Bond, Equity, Flexible Managed, Global, Government Income, High Yield Bond, Money Market, Jennison, Small Capitalization Stock, Stock Index, Prudential Value and Jennison 20/20 Focus Portfolios.

Filer/Entity:           AIM Variable Insurance Funds
Registration No.:       811-07452
CIK No.:                0000896435
Accession No.:          0001193125-05-037510
Date of Filing:         02/25/2005

Filer/Entity:           AllianceBernstein Variable Products Series Fund
Registration No.:       811-05398
CIK No.:                0000825316
Accession No.:          0000936772-05-000089
Date of Filing:         03/10/2005

Filer/Entity:           American Century Variable Portfolios, Inc.
Registration No.:       811-05188
CIK No.:                0000814680
Accession No.:          0000814680-05-000005
Date of Filing:         02/25/2005

Filer/Entity:           Credit Suisse Trust
Registration No.:       811-07261
CIK No.                 000941568
Accession No.:          0001047469-05-005665
Date of Filing:         3/08/2005

Filer/Entity:           Davis Variable Account Fund, Inc.
Registration No.:       811-09293
CIK No.                 0001084060
Accession No.:          0001084060-05-000006
Date of Filing:         02/25/2005

Filer/Entity:           The Dreyfus Socially Responsible Growth Fund, Inc.
Registration No.:       811-07044
CIK No.:                0000890064
Accession No.:          0000890064-05-000002
Date of Filing:         02/23/2005

Filer/Entity:           Franklin Templeton Variable Insurance Products Trust
Registration No.:       811-05583
CIK No.:                0000837274
Accession No.:          0001193125-05-037518
Date of Filing:         02/25/2005

Filer/Entity:           Janus Aspen Series
Registration No.:       811-07736
CIK No.:                0000906185
Accession No.:          0000906185-05-000003
Date of Filing:         02/25/2005

Filer/Entity:           MFS Variable Insurance Trust
Registration No.:       811-08326
CIK No.:                0000918571
Accession No.:          0000950156-05-000127
Date of Filing:         03/04/2005

Filer/Entity            The Prudential Series Fund, Inc.
Registration No.:       811-03623
CIK No.                 0000711175
Accession No.:          0001193125-05-045678
Date of Filing:         03/10/2005
If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

/s/ C. Christopher Sprague
C. Christopher Sprague
Vice President and Corporate Counsel